May 01, 2024
Calvert US Large-Cap Core Responsible Index ETF
Calvert US Large-Cap Core Responsible Index ETF

Summary Prospectus and
Prospectus Supplement

May 1, 2024

Morgan Stanley ETF Trust

Supplement dated May 1, 2024 to the Morgan Stanley ETF Trust Summary Prospectuses and Prospectuses dated January 28, 2024

Calvert International Responsible Index ETF
Calvert US Large-Cap Core Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Calvert US Mid-Cap Core Responsible Index ETF
(the "Funds")